Financial results	12 Months Ended
Dec. 31, 2017
Financial results [Abstract]
Financial results

30.              Financial results

	2017	2016	2015
			Adjusted
Financial income
Interest income	512,051	646,727	528,788
Other	91,579	43,395	56,145
	603,630	690,122	584,933

Financial expenses
Interest expenses	(2,219,503)	(2,447,481)	(2,094,280)
Monetary variations on fiscal debts	(191,101)	(249,578)	(152,409)
Discounts granted	(137,389)	(108,606)	(130,564)
Loans transaction costs - amortization	(64,771)	(56,020)	(64,406)
Adjustment to present value - appropriation	(284,992)	(507,744)	(517,739)
Other	(849,461)	(201,533)	(204,004)
	(3,747,217)	(3,570,962)	(3,163,402)

Exchange rate variations, net
On financial assets	216,381	(1,139,676)	1,102,744
On financial liabilities	(1,015,143)	(2,070,741)	(999,834)
	(798,762)	(3,210,417)	102,910

Total	(3,942,349)	(6,091,257)	(2,475,559)

	2017	2016	2015
			Adjusted
Interest income
Held for sale	209,327	331,811	124,767
Loans and receivables	270,909	273,355	261,034
Held-to-maturity			50,526
	480,236	605,166	436,327
Other assets not classifiable	31,815	41,561	92,461
Total	512,051	646,727	528,788